Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Due from related parties			$ 2,898,506
Tu Jingyi [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[1],[2]		152,725
Guardforce Holdings (HK) Limited [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[1],[2]		43,337
Guardforce Security (Thailand) Company Limited [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[3]		74,429
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[2],[4]		2,528,916
Shenzhen Zhongzhi Yonghao Robot Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[2],[4]		63,718
Guardforce Security Service (Shanghai) Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[2],[4]		35,225
Guardforce Aviation Security Company Limited [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[3]		$ 156

[1]	Amounts due to Tu Jingyi (“Mr. Tu”) and Guardforce Holdings (HK) Limited as of December 31, 2023 represents accrued interest on loans. Pursuant to a settlement agreement with Mr. Tu dated March 22, 2024, the Company had fully paid off these balances in cash on May 3, 2024.
[2]	During the year ended December 31, 2024, the Company and these related parties agreed to offset all the payable balances according to the settlement agreement dated March 22, 2024 with Mr. Tu. Since June 30, 2024, these companies are no longer considered to be the related parties.
[3]	Amounts due to Guardforce Security (Thailand) Company Limited and Guardforce Aviation Security Company Limited represent business advances for operational purposes. Since June 30, 2024, these companies are no longer considered to be the related parties.
[4]	Amounts due to these related parties were settled upon offsetting the amount due from shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries pursuant to a settlement agreement with Mr. Tu dated March 22, 2024.